Goodwill and other intangible assets - Amortization of Softwares Recognized in Income Statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Cost of sales	€ 12,255	€ 12,159	[1]	€ 11,979	[1]
Research and development expenses	5,692	5,530	[1]	6,020	[1]
Selling and general expenses	9,555	9,391	[1]	9,884	[1]
Other operating expenses	1,805	1,415	[1]	1,207	[1]
Amortization expense	1,580	1,681	[1]	2,146	[1]
Amortization of computer software and other rights of an industrial or operational nature
Disclosure of detailed information about intangible assets [line items]
Cost of sales	18	19		11
Research and development expenses	3	2		3
Selling and general expenses	98	87		107
Other operating expenses	0	4		6
Amortization expense	€ 119	€ 112		€ 127

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.